18. SUPPLY CHAIN FINANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 853,995	R$ 885,783	[1]
(-) Adjustment to present value	(11,958)	(10,483)
Supply chain finance	842,037	875,300	[1]
Domestic Suppliers [Member]
SupplyChainFinanceLineItems [Line Items]
Suppliers	671,869	715,335	[1]
Foreign Suppliers [Member]
SupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 182,126	R$ 170,448	[1]

[1]	The restatement refers to the split of the adjustment to present value.